Joint operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Joint Operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:
Principal place

of business Ownership 2021 2020
Total assets
McArthur River Canada 69.81% $ 1,010,956 $ 1,027,617
Key Lake Canada 83.33% 549,051 560,845
Cigar Lake Canada 50.03% 1,294,333 1,327,956
$ 2,854,340 $ 2,916,418
Total liabilities
McArthur River 69.81% $ 36,697 $ 34,597
Key Lake 83.33% 267,579 278,331
Cigar Lake 50.03% 45,503 46,604
$ 349,779 $ 359,532